Share-based payments - New VSOP - Reconciliation of outstanding awards (Details) $ / shares in Units, € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€) shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2022 USD ($) EUR (€)	Dec. 31, 2022 USD ($) EUR (€)	Dec. 31, 2022 USD ($) shares EUR (€)	Dec. 31, 2022 USD ($) EUR (€) $ / shares	Dec. 31, 2021 USD ($)
Share-based payments
Exercised during the period	0	0	(6,303)
New VSOP
Share-based payments
Outstanding at the beginning of the period	32,862	102,108		349,424
Forfeiteded during the period				99,696
Exercised during the period		(69,246)		(147,620)	(147,620)
Outstanding at the end of the period	32,862	32,862		102,108
Thereof vested | shares	32,862,000	32,862,000			59,942,000
Thereof exercisable	0	0	59,942	59,942	59,942	59,942
Average share price | $ / shares						$ 16.81
Employer taxes payable | $			$ 45	$ 45	$ 45	$ 45	$ 51
New VSOP | Maximum
Share-based payments
Remaining life of the options	4 years 8 months 12 days
New VSOP | Minimum
Share-based payments
Remaining life of the options	3 years 6 months